SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2021	2020
Weighted average number of common shares outstanding	272,009,538	265,951,131
Effect of dilutive stock options	—	1,644,353
Weighted average number of common shares outstanding for diluted earnings per share calculation	272,009,538	267,595,484